Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	June 30, 2025	December 31, 2024
Capitalized development costs (1)	$12,534,364	$11,995,622
Purchased software	391,929	384,643
Software from business combinations	44,002,341	43,184,301
Subtotal	56,928,634	55,564,566
Less: accumulated amortization	(17,338,186)	(15,877,444)
Impairment	(36,419,179)	(28,614,264)
Intangible assets, net	$3,171,269	$11,072,858

(1)	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.